STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

August 2, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Tax Exempt Cash Management Funds Post-Effective Amendment No. 40 (Registration Nos: 811-3954; 2-89275)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 40 to the Fund's Registration Statement on Form N-1A ("Amendment No. 40").

Amendment No. 40 is being field to replace Post-Effective Amendment No. 39 to the Fund's Registration Statement on Form N-1A ("Amendment No. 39"), which was filed earlier today. Post-Effective Amendment No. 39 was erroneously labeled as "Post-Effective. Amendment No. 38" (which was filed on July 26, 2007) and inadvertently filed under Rule 485(b) of the 1933 Act. Amendment No. 40 is identical to Amendment No. 39 except that the technical information has been corrected to reflect the accurate post-effective amendment number and the rule under the 1933 Act pursuant to which the filing was made. Please review Amendment No. 40 instead of Amendment No. 39.

Amendment No. 40 is filed in order to add a new class to the Fund–Agency Shares (the "Shares"). The Shares are identical in all respects to the Fund's other currently existing share classes, except that the Shares charge a Rule 12b-1 fee of 0.06%. As with the other share classes, for each class of Shares, Dreyfus has agreed to pay all the fund expenses other than the management fee and Rule 12b-1 fee. The distribution of each class of Shares and the process for determination of net asset value will be identical to that of the other classes of each Fund.

The Fund intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to October 1, 2007 in order to update financial information and other disclosure, to respond to any comments the Staff may have to Amendment No. 40 and to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, and a "Tandy Letter."

Please telephone the undersigned at 212.806.6443, or David Stephens at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan